Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts

The allowance for doubtful accounts consists of the following activity (in thousands):

	Year Ended December 31,
	2013	2014
Allowance for doubtful accounts, beginning balance	$173	$282
Additions	301	843
Write-offs	(192)	(861)

Allowance for doubtful accounts, ending balance	$282	$264

Estimated Useful Lives of Property and Equipment

The estimated useful lives of our property and equipment are as follows:

Furniture and fixtures	5 years
Hosting equipment	3 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life